Subsequent Events	3 Months Ended
Mar. 31, 2025
Subsequent Events
Subsequent Events
13.
Subsequent Events

Subsequent to March 31, 2025, the Company issued 1,288,768 common shares at an average price of $1.47 per share, respectively, under the ATM program, providing gross and net proceeds of $1.9 million and $1.9 million, respectively.

On April 21, 2025, the Company announced that its South West Arkansas Project had been selected as one of the first critical mineral production projects to be advanced under Executive Order 14241 – Immediate Measures to Increase American Mineral Production, announced by the U.S. Federal Permitting Improvement Steering Council at the recommendation of the National Energy Dominance Council.

On April 24, 2025, the Company announced that the brine production unit, formally named the Reynolds Unit, for Phase I of its South West Arkansas Project has been unanimously approved by the Arkansas Oil and Gas Commission with no objections or opposition in a hearing that was open to all stakeholders from the community.